Property and Equipment	12 Months Ended
Oct. 03, 2010
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 6 - Property and Equipment

A summary of property and equipment at October 3, 2010 and September 30, 2009 is as follows:

	Estimated Useful Life	Year Ended October 3, 2010	Year Ended September 30, 2009
Property and Equipment
Furniture and Equipment	3-5yrs	$175,859	$159,724
Machinery and Equipment	5 yrs	1,063,199	1,034,440
Leasehold Improvements	7 yrs	217,916	147,107
Less: Accumulated Depreciation		(1,160,677)	(1,094,526)
Net Property & Equipment		$296,297	$246,745

Depreciation Expense		$66,151	$99,984

Depreciation expense included in cost of goods sold and general and administrative expense for fiscal 2010 is $42,615 and $23,536, respectively. Depreciation expense included in cost of goods sold and general and administrative expense for fiscal 2009 is $61,628 and $38,356 respectively, inclusive of $9,691 of depreciation for September 28 through October 14, 2008 Optex Systems, Inc. (Texas) predecessor.